Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - JPY (¥) ¥ in Billions	Jan. 31, 2023	Jan. 20, 2023
Subsequent Event [Line Items]
Common stock shares cancelled		23,427,745
DHC Corporation [Member]
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests acquired	91.10%
Business acquisition, effective date of Acquisition	Jan. 31, 2023
Payments to acquire businesses, gross	¥ 300